Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurement [Abstract]
Schedule of Assets and Liabilities Carried at Fair Value on a Recurring Basis

The following tables summarize the Company's financial assets and liabilities that are carried at fair value on a recurring basis, by fair value hierarchy, in the condensed consolidated balance sheets:

	December 31, 2014
	(U.S. $ in thousands)
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$3,753	$-	$3,753
Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(2,901)	-	(2,901)
Foreign exchange forward contracts
designated as hedging instruments	(1,243)	-	(1,243)
Obligations in connection with acquisitions	-	(35,656)	(35,656)
	$(391)	$(35,656)	$(36,047)

	December 31, 2013
	(U.S. $ in thousands)
	Level 2	Level 3	Total
Assets:
Long term investment	$1,634	$-	$1,634
Foreign exchange forward contracts not
designated as hedging instruments	301	-	301
Foreign exchange forward contracts
designated as hedging instruments	153	-	153
Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(1,543)	-	(1,543)
Obligations in connection with acquisitions	-	(29,025)	(29,025)
	$545	$(29,025)	$(28,480)

Schedule of Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs

The following table is a reconciliation of the change for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs, which consist of obligations in connection with acquisitions (in thousands):

	2014	2013

	(U.S. $ in thousands)
Fair value as of January 1	$29,025	$-
Cash settlements	(10,795)	-
Additions	43,576	28,271
Change in fair value recognized in earnings	(26,150)	754
Fair value as of December 31	$35,656	$29,025